Acquisition Of Aeronetworks LLC (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended								191 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Jun. 30, 2013 Share purchase warrants	Dec. 31, 2012 Share purchase warrants	May 28, 2013 Aeronetworks LLC	May 28, 2013 Aeronetworks LLC Warrants At Exercise Price 0.50	May 28, 2013 Aeronetworks LLC Warrants At Exercise Price 0.75	May 28, 2013 Aeronetworks LLC Warrants At Exercise Price 1	Jun. 30, 2013 Aeronetworks LLC Share purchase warrants
Business acquisition percentage																100.00%
Business acquisition terms

 The Company acquired 100% of the issued and outstanding shares of Aero by issuing 2,400,000 shares of common stock and 3,000,000 share purchase warrants in three 1,000,000 blocks expiring in 2014, 2015, and 2017 at an exercise price of $0.50, $0.75, and $1.00 respectively. The Company also agreed to issue future earn-out performance bonus shares based on revenue growth and extended a three year agreement to Aero’s management team.

Fair Value of Warrants Granted																$ 699,765
Risk Free Interest Rate																				0.63%
Share purchase warrants granted														3,250,000			100,000	100,000	100,000
Expected Life																				2 years 10 months 24 days
Expected volatility																				256.00%
Expected Dividends
Valuation Model Used																				Black-Scholes option pricing model
Net loss	$ (603,776)	$ (121,071)	$ (10,619,869)	$ (159,591)	$ (464,429)	$ (189,741)	$ (2,865,147)	$ (202,692)	$ (57,829)	$ (16,508)	$ (528,446)	$ (420,703)	$ (10,834,458)